Intangible assets and goodwill (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Computer Software Websites and Intellectual Property Rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets pledged as security for liabilities	₨ 539,073	₨ 276,203